Right of Use Assets (Details) - Schedule of right of use amortization - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about leases for lessee [abstract]
	$ 70,434	$ 39,283	$ 152,002	$ 75,403